Trade Accounts Receivable - Aging Analysis of Trade Accounts Receivable and the Allowance For Doubtful Accounts (Details) - EUR (€)	Jun. 30, 2019	Dec. 31, 2018
Aging Analysis of Trade Accounts Receivable
Trade accounts receivable	€ 3,710,930,446.25	€ 3,455,721,000
less allowance for doubtful accounts	(130,649,963.81)	(118,015,000)
Trade accounts receivable, net	€ 3,580,280,000	€ 3,337,706,000